United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON SELECT FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS - 100.00%
U.S. Government Agency Obligations - 36.93%
Federal Farm Credit Bank,
2.169%, Due 11/14/2018, (3-mo. USD LIBOR - 0.150%)A	$5,000,000	$4,999,960
2.106%, Due 4/3/2019, (3-mo. USD LIBOR - 0.230%)A	10,000,000	9,999,430
2.171%, Due 5/30/2019, (1-mo. USD LIBOR - 0.085%)A	10,000,000	9,997,332
2.044%, Due 6/12/2019, (1-mo. USD LIBOR - 0.095%)A	30,000,000	29,997,419
2.013%, Due 6/13/2019, (1-mo. USD LIBOR - 0.135%)A	10,000,000	9,991,767
2.049%, Due 7/12/2019, (1-mo. USD LIBOR - 0.090%)A	16,000,000	15,998,194
2.170%, Due 10/18/2019, (U.S. Federal Funds Rate - 0.010%)A	15,000,000	14,999,529
2.210%, Due 2/5/2020, (U.S. Federal Funds Rate + 0.030%)A	15,000,000	14,998,989
2.300%, Due 2/18/2020, (U.S. Federal Funds Rate + 0.120%)A	20,000,000	19,997,944
2.121%, Due 2/28/2020, (3-mo. USD LIBOR - 0.190%)A	10,000,000	10,000,000
2.206%, Due 5/29/2020, (1-mo. USD LIBOR - 0.050%)A	10,000,000	9,999,154
2.132%, Due 7/21/2020, (1-mo. USD LIBOR - 0.050%)A	25,000,000	24,996,257
Federal Home Loan Bank,
1.968%, Due 10/1/2018	15,000,000	15,000,000
2.038%, Due 10/3/2018	6,024,000	6,023,327
1.996%, Due 10/10/2018	25,000,000	24,987,756
2.012%, Due 10/10/2018	4,500,000	4,497,784
2.022%, Due 10/12/2018	5,000,000	4,996,975
2.033%, Due 10/19/2018	10,000,000	9,990,025
2.058%, Due 10/19/2018	9,750,000	9,740,201
2.209%, Due 11/30/2018	25,000,000	24,909,583
2.099%, Due 12/10/2018	5,000,000	4,980,069
2.113%, Due 12/14/2018	20,000,000	19,915,229
2.202%, Due 12/21/2018	15,000,000	14,927,100
2.222%, Due 12/21/2018	5,143,000	5,117,774
2.244%, Due 1/2/2019	25,000,000	24,857,917
2.151%, Due 1/3/2019	6,000,000	5,967,100
2.244%, Due 1/4/2019	20,000,000	19,883,889
2.245%, Due 1/7/2019	25,000,000	24,850,278
2.204%, Due 1/16/2019	10,000,000	9,936,097
2.133%, Due 1/18/2019, (3-mo. USD LIBOR - 0.200%)A	5,000,000	5,000,150
2.299%, Due 1/30/2019	25,000,000	24,810,937
2.075%, Due 2/6/2019, (1-mo. USD LIBOR - 0.045%)A	5,000,000	5,000,000
2.076%, Due 2/7/2019, (1-mo. USD LIBOR - 0.045%)A	5,000,000	5,000,000
2.152%, Due 5/24/2019, (3-mo. USD LIBOR - 0.160%)A	5,200,000	5,199,349
2.098%, Due 7/19/2019, (1-mo. USD LIBOR - 0.070%)A	25,000,000	24,999,629
2.068%, Due 11/13/2019, (1-mo. USD LIBOR - 0.080%)A	10,000,000	9,998,240
2.147%, Due 1/23/2020, (1-mo. USD LIBOR - 0.065%)A	10,000,000	10,000,000
Federal Home Loan Mortgage Corp.,
1.966%, Due 10/2/2018	25,000,000	24,998,660
1.976%, Due 10/2/2018	15,000,000	14,999,192
2.010%, Due 10/2/2018	5,000,000	4,999,726
1.987%, Due 10/9/2018	10,000,000	9,995,667
2.007%, Due 10/11/2018	5,000,000	4,997,264
1.990%, Due 10/18/2018	15,000,000	14,986,187
Federal National Mortgage Association,
1.954%, Due 10/1/2018	10,000,000	10,000,000
1.987%, Due 10/3/2018	25,000,000	24,997,292

		606,539,372

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Fair Value
U.S. Treasury Obligations - 13.96%
U.S. Treasury Bills,
1.984%, Due 10/04/2018	$10,000,000	$9,998,383
1.989%, Due 10/04/2018	10,000,000	9,998,378
1.994%, Due 10/04/2018	10,000,000	9,998,373
2.004%, Due 10/04/2018	10,000,000	9,998,365
2.009%, Due 10/04/2018	10,000,000	9,998,360
2.025%, Due 10/11/2018	10,000,000	9,994,496
2.031%, Due 10/11/2018	10,000,000	9,994,479
2.256%, Due 10/11/2018	10,000,000	9,925,234
2.285%, Due 10/11/2018	15,000,000	14,886,388
2.021%, Due 10/18/2018	10,000,000	9,994,507
2.016%, Due 10/25/2018	10,000,000	9,994,523
2.265%, Due 11/01/2018	25,000,000	24,844,292
2.245%, Due 1/10/2019	10,000,000	9,929,844
2.259%, Due 1/10/2019	10,000,000	9,929,387
2.231%, Due 1/17/2019	10,000,000	9,930,326
2.046%, Due 1/24/2019	10,000,000	9,982,756
2.235%, Due 1/24/2019	15,000,000	14,907,838
2.269%, Due 1/24/2019	15,000,000	14,899,988
2.005%, Due 1/31/2019	10,000,000	9,990,744
2.011%, Due 1/31/2019	10,000,000	9,986,900

		229,183,561

	Shares
Investment Companies - 10.75%
BlackRock Liquidity Fed Fund, Institutional Class, 1.90%B	74,644,124	74,644,124
Deutsche Government Cash Fund, Institutional Class, 1.87%B	51,809,932	51,809,932
Morgan Stanley Government Portfolio, Institutional Class, 1.90%B	50,100,000	50,100,000

		176,554,056

	Principal Amount
Government Agency Repurchase Agreements - 38.36%
Bank of America, N.A., 2.260%, Acquired on 9/28/2018, Due 10/01/2018, at $100,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligation, Valued at $102,000,001, 3.500%, 8/1/2047)	$100,000,000	100,000,000
BNP Paribas, 2.260%, Acquired on 9/28/2018, Due 10/01/2018, at $200,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations, Valued at $204,000,001, 0.000% - 8.125%, 11/1/2018 - 9/20/2048)	200,000,000	200,000,000
Credit Agricole CIB, 2.260%, Acquired on 9/28/2018, Due 10/01/2018, at $15,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligation, Valued at $15,600,067, 0.125%, 4/15/2019)	15,000,000	15,000,000
Goldman Sachs & Co., 2.200%, Acquired on 9/28/2018, Due 10/01/2018, at $115,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligation, Valued at $117,300,000, 4.000%, 2/1/2045)	115,000,000	115,000,000
Mizuho Securities USA Inc., 2.240%, Acquired on 9/28/2018, Due 10/01/2018, at $50,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Treasury Obligations, Valued at $51,000,001, 5.000%, 5/1/2048 - 6/1/2048)	50,000,000	50,000,000
RBC Capital Markets LLC, 2.240%, Acquired on 9/28/2018, Due 10/01/2018, at $100,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations, Valued at $102,000,000, 2.350% - 4.709%, 7/1/2020 - 9/1/2048 )	100,000,000	100,000,000
TD Securities (USA) LLC, 2.120%, Acquired on 9/25/2018, Due 10/02/2018, at $50,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligation, Valued at $51,000,000, 2.120%, 3/1/2047)	50,000,000	50,000,000

		630,000,000

Total Short-Term Investments (Cost $1,642,276,989)		1,642,276,989

TOTAL INVESTMENTS - 100.00% (Cost $1,642,276,989)		1,642,276,989
OTHER ASSETS, NET OF LIABILITIES - 0.00%		16,622

TOTAL NET ASSETS - 100.00%		$1,642,293,611

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

Percentages are stated as a percent of net assets.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on September 30, 2018.

B	7-day yield.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2018, the investments were classified as described below:

U.S. Government Money Market Select Fund	Level 1	Level 2	Level 3	Total
Assets
U.S. Government Agency Obligations	$—	$606,539,372	$—	$606,539,372
U.S. Treasury Obligations	—	229,183,561	—	229,183,561
Investment Companies	176,554,056	—	—	176,554,056
Government Agency Repurchase Agreements	—	630,000,000	—	630,000,000

Total Investments in Securities - Assets	$176,554,056	$1,465,722,933	$—	$1,642,276,989

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended September 30, 2018, there were no transfers between levels.

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

Fund Statistics as of September 30, 2018
7-day Current Yield*	1.95%
7-day Effective Yield*	1.97%
Weighted Average Maturity	24 Days
Weighted Average Life	76 Days
Standard & Poor’s Rating**	AAAm
Asset Allocation as of September 30, 2018 (% of net assets)
U.S. Government Agency Obligations	38.5
Government Agency Repurchase Agreements	38.3
U.S. Treasury Obligations	12.5
Investment Companies	10.7
Effective Maturity Distribution (%)
1 to 7 Days	63.7
8 to 30 Days	16.7
31 to 90 Days	6.1
91 to 182 Days	13.5

*

Annualized Yield is a more accurate reflection of the Fund’s current earnings than total return. The seven-day yields refer to the income generated by an investment in the Fund over a seven-day period. This income is then annualized.

The seven day effective yield is calculated similarly, but the income earned is assumed to have been reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

**

Standard & Poor’s (S&P) Rating: The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. The credit rating is a forward-looking opinion about a fund’s potential capacity to maintain stable principal or stable net asset value. The rating is an opinion of the date expressed and not a statement of fact or recommendation to purchase, hold or sell any security. Standard & Poor’s rates the creditworthiness of money market funds from AAAm (highest) to Dm (lowest). For more information on S&P’s rating methodology, please visit www.standardandpoors.com and select “Understanding Ratings” under Ratings Resources on the home page.

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Supplementary Notes to Schedules of Investments

September 30, 2018 (Unaudited)

Organization

American Beacon Select Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940 (the “Act”) as amended, as a diversified, open-end management investment company. As of September 30, 2018, the Trust consists of one active series, which is presented in this filing: American Beacon U.S. Government Money Market Select Fund (the “Fund”).

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of the Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Valuation and Fair Value Measurements

The Fund values its investments and computes the NAV per share at the close of the New York Stock Exchange (the “Exchange”), normally 4:00 p.m. Eastern Time, each day that the Exchange is open for business. In accordance with Rule 2a-7 under the Act, money market securities, with the exception of repurchase agreements, are valued at amortized cost, which approximates fair value; repurchase agreements are valued based on par. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Trust’s Board of Trustees (the “Board”). In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of a Fund, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

American Beacon U.S. Government Money Market Select FundSM

Supplementary Notes to Schedules of Investments

September 30, 2018 (Unaudited)

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Securities and Other Investments

Other Government Money Market Fund Securities

The Fund at times may invest in shares of other government money market funds. Investments in the securities of other government money market funds may involve duplication of advisory fees and certain other expenses. By investing in another government money market fund, the Fund becomes a shareholder of that government money market fund. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other government money market fund, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investment in other government money market funds may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation.

Repurchase Agreements

A repurchase agreement is a fixed-income security in the form of an agreement between a Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer to be held by an eligible third-party custodian. Under the agreement, a Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than a Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, a Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Repurchase agreements may exhibit the economic characteristics of loans by a Fund.

American Beacon U.S. Government Money Market Select FundSM

Supplementary Notes to Schedules of Investments

September 30, 2018 (Unaudited)

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event, a Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. A Fund may incur various expenses in connection with the exercise of its rights and may be subject to various delays and risks of loss, including

(a) possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the securities collateral (if held through a third-party custodian) and possible inability to enforce the Fund’s rights. The Board has established procedures pursuant to which the sub-advisor (s) monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

The Fund may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the Manager, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements typically include U.S. Government and agency securities. There is no percentage restriction on the Fund’s ability to enter into repurchase agreements with terms of seven days or less.

As of September 30, 2018, the Fund had investments in repurchase agreements with a gross value of $630,000,000 as disclosed in the Schedule of Investments.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations, known as “STRIPS”, and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates and credit ratings. The principal and interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based.

American Beacon U.S. Government Money Market Select FundSM

Supplementary Notes to Schedules of Investments

September 30, 2018 (Unaudited)

Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

The terms of the variable or floating rate demand instruments that a Fund may purchase provide that interest rates are adjustable at intervals ranging from daily up to 397 calendar days, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven days’ notice. Others, such as instruments with quarterly or semi-annual interest rate adjustments, may be put back to the issuer on designated days, usually on not more than thirty days’ notice. Still others are automatically called by the issuer unless the Fund instructs otherwise.

The Fund may consider the maturity of a long-term variable or floating rate demand instrument to be shorter than its ultimate stated maturity under specified conditions. The acquisition of variable or floating rate demand notes for a Fund must also meet the requirements of rules issued by the SEC applicable to the use of the amortized cost method of securities valuation, specifically Rule 2a-7 under the 1940 Act. The Fund will also consider the liquidity of the market for variable and floating rate instruments, and in the event that such instruments are illiquid, the Fund’s investments in such instruments will be subject to the limitation on illiquid investments.

Pursuant to Rule 2a-7 under the Act, variable or floating rate obligations may be deemed to have maturities shorter than their stated maturities as follows:

(1) An obligation that is issued or guaranteed by the U.S. Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 397 days will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate. A U.S. Government security that is a floating rate security shall be deemed to have a remaining maturity of one day.

(2) A variable rate obligation, the principal amount of which must unconditionally be paid in 397 days or less, will be deemed by the Fund to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(3) A floating rate obligation, the principal amount of which must unconditionally be paid in 397 days or less, will be deemed by the Fund to have a maturity of one day, except for purposes of determining the Fund’s weighted average life, in which case it shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

(4) A variable rate obligation that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(5) A floating rate obligation that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. As used above, an obligation is “subject to a demand feature” when the Fund is entitled to receive the approximate amortized cost of the security plus accrued interest, if any, at the later of the time of exercise or the settlement of the transaction, paid within 397 calendar days of exercise.

American Beacon U.S. Government Money Market Select FundSM

Supplementary Notes to Schedules of Investments

September 30, 2018 (Unaudited)

Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Credit Risk

The value of a security held by the Fund may decline if the security’s credit quality, or that of the security’s issuer or provider of credit support, is downgraded or credit quality otherwise falls. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies, which are not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. This could cause the Fund’s NAV to decline below $1.00 per share.

Interest Rate Risk

The Fund is subject to the risk that the market value of fixed-income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve raised the federal funds rate several times since December 2015 and has signaled additional increases in the near future. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. The prices of fixed-income securities or derivatives are also affected by their duration. Fixed-income securities or derivatives with longer duration generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well. Some investors buy securities with borrowed money; an increase in interest rates can cause a decline in those markets.

Liquidity Risk

From time to time, certain securities held by the Fund may become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position at favorable times or prices can adversely affect the Fund’s ability to maintain a $1.00 share price. In addition, the Fund may experience difficulty satisfying redemption requests within the time periods stated in the “Redemption Policies” section of the Fund’s Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. The reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

American Beacon U.S. Government Money Market Select FundSM

Supplementary Notes to Schedules of Investments

September 30, 2018 (Unaudited)

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi- governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The results of the 2016 U.S. presidential election may result in significant changes in certain policies. These changes may result in lower corporate taxes, higher levels of public debt, higher interest rates, more restrictions on international trade, and less stringent prudential regulation of certain players in the financial markets.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. The abandonment of the euro or withdrawal from the European Union (“EU”) on the part of the United Kingdom or any other member could significantly adversely affect the value of a Fund’s investments in Europe. Particularly, the United Kingdom’s vote to leave the EU could lead to a prolonged period of uncertainty as to the exact terms of exit and the impact on different industry sectors and increased market volatility.

Net Asset Value Risk

There is no assurance that the Fund will meet its investment objective of maintaining a stable price of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share.

Other Investment Companies Risk

The Fund may invest in shares of other government money market funds. To the extent that the Fund invest in shares of other government money market funds, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

American Beacon U.S. Government Money Market Select FundSM

Supplementary Notes to Schedules of Investments

September 30, 2018 (Unaudited)

Redemption Risk

The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Repurchase Agreement Risk

The obligations of a counterparty to a repurchase agreement are not guaranteed. The Fund permits various forms of securities as collateral whose values fluctuate and are issued or guaranteed by the U.S. Government. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent, which may affect the Fund’s right to control the collateral. Repurchase agreements are subject to credit risk.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Fannie Mae, Freddie Mac, FHLB, FFCB, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. Government securities and securities of government sponsored entities are also subject to credit risk, interest rate risk and market risk.

Yield and Securities Selection Risk

The yield paid by the Fund will vary and may be affected by the Manager’s decisions regarding the Fund’s dollar-weighted average maturity (“WAM”) and dollar-weighted average life (“WAL”). If the Manager sets the Fund’s maturity target in a manner that does not correlate with the movement of interest rate trends it could have an adverse effect on the Fund’s yield. Income from the Fund may be at rates less than inflation.

Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

As of September 30, 2018, the cost basis of investments for federal income tax purposes was the same as the book basis.

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the year ended December 31, 2017, the Fund did not have any capital loss carryforwards.

American Beacon U.S. Government Money Market Select FundSM

Supplementary Notes to Schedules of Investments

September 30, 2018 (Unaudited)

Borrowing Arrangements

Effective November 16, 2017, the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $50 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 15, 2018, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

Effective November 16, 2017, the Fund, along with certain other Participating Funds managed by the Manager, entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate. The Uncommitted Line expires November 15, 2018 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

During the period ended September 30, 2018, the Fund did not utilize this facility.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON SELECT FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: November 29, 2018

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: November 29, 2018